Parnassus Mid Cap Fund

Portfolio of Investments as of March 31, 2025 (unaudited)

Equities	Shares	Market Value ($)

Banks (4.6%)

KeyCorp	2,271,400	36,319,686

Truist Financial Corp.	1,982,313	81,572,180

		117,891,866

Capital Markets (7.5%)

Cboe Global Markets Inc.	408,205	92,372,709

The Bank of New York Mellon Corp.	1,169,246	98,064,662

		190,437,371

Commercial Services & Supplies (5.5%)

Copart Inc.[q]	758,831	42,942,246

Republic Services Inc., Class A	403,561	97,726,332

		140,668,578

Distributors (1.9%)

Pool Corp.	152,856	48,661,708

Diversified Financial Services (3.9%)

Fidelity National Information Services	1,314,627	98,176,344

Electrical Equipment (2.3%)

Hubbell Inc., Class B	173,558	57,432,078

Equity Real Estate Investment Trusts (5.8%)

CBRE Group Inc., Class Aq	749,819	98,061,329

Realty Income Corp.	855,177	49,608,818

		147,670,147

Food & Staples Retailing (2.5%)

US Foods Holding Corp.[q]	980,733	64,198,782

Health Care Equipment & Supplies (1.8%)

Hologic Inc.[q]	726,871	44,898,822

Hotels, Restaurants & Leisure (1.4%)

Hilton Worldwide Holdings Inc.	150,512	34,249,006

Household Durables (2.2%)

D.R. Horton Inc.	435,588	55,376,302

Independent Power & Renewable Electricity Producers (2.4%)

Brookfield Renewable Corp.[l]	2,180,155	60,869,928

Insurance (8.1%)

Brown & Brown Inc.	393,243	48,919,429

The Allstate Corp.	420,771	87,129,051

W R Berkley Corp.	978,174	69,606,862

		205,655,342

Life Sciences Tools & Services (5.1%)

Agilent Technologies Inc.	436,022	51,005,854

IQVIA Holdings Inc.[q]	308,267	54,347,472

Repligen Corp.[q]	186,119	23,681,782

		129,035,108
Machinery (4.8%)

Pentair plc	474,833	41,538,391

Xylem Inc.	683,663	81,670,382

		123,208,773
Media (2.4%)

The Trade Desk Inc., Class Aq	1,113,338	60,921,855
Professional Services (6.6%)

Broadridge Financial Solutions Inc.	328,399	79,623,621

TransUnion	1,075,670	89,269,853

		168,893,474
Road & Rail (5.0%)

J.B. Hunt Transport Services Inc.	553,295	81,859,995

Old Dominion Freight Line Inc.	279,374	46,222,428

		128,082,423

Semiconductors & Semiconductor Equipment (5.0%)

KLA Corp.	102,252	69,510,910

Lam Research Corp.	772,458	56,157,697

		125,668,607
Software (12.3%)

Atlassian Corp., Class Aq	175,364	37,213,994

Autodesk Inc.[q]	266,290	69,714,722

Fortinet Inc.[q]	404,370	38,924,656

Guidewire Software Inc.[q]	252,961	47,394,773

Roper Technologies Inc.	104,184	61,424,803

Workday Inc., Class Aq	249,659	58,302,866

		312,975,814
Specialty Retail (3.3%)

O’Reilly Automotive Inc.[q]	57,670	82,616,889

Technology Hardware, Storage & Peripherals (2.7%)

Sandisk Corp.[q]	421,782	20,081,041

Western Digital Corp.[q]	1,228,026	49,649,091

		69,730,132

Trading Companies & Distributors (2.2%)

Ferguson Enterprises Inc.	341,554	54,727,197

Total investment in equities (99.3%)

(cost $2,138,159,017)		2,522,046,546

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.3%)
Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class	4.23%			8,124,000

Time Deposits (0.6%)

Citibank, New York	3.68%	04/01/2025	14,933,003	14,933,003

Total short-term securities (0.9%)

(cost $23,057,003)				23,057,003

Total securities (100.2%)

(cost $2,161,216,020)				2,545,103,549

Payable upon return of securities loaned (-0.3%)				(8,124,000)

Other assets and liabilities (0.1%)				3,046,785

Total net assets (100.0%)				2,540,026,334

q	This security is non-income producing.

l	This security, or partial position of this security, was on loan at March 31, 2025. The total value of the securities on loan at March 31, 2025 was 7,571,568.

plc	Public Limited Company